INCOME TAX EXPENSE - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of major components of tax expense (income) [Line Items]
Net currency translation losses on current and deferred tax balances		$ 289	$ 59
Corporate alternative minimum tax rate	15.00%
Proportion of ownership interest in subsidiary		100.00%
Impairment (reversals) charges		$ 312	1,671
Deferred tax expense (recovery) arising from reversal of impairment		(55)	(193)
Saudi Arabia
Disclosure of major components of tax expense (income) [Line Items]
Dividends withholding taxes related to undistributed earnings		5
Argentina, United States [Member]
Disclosure of major components of tax expense (income) [Line Items]
Dividends withholding taxes related to undistributed earnings			29
Tanzania, Saudi Arabia and United States
Disclosure of major components of tax expense (income) [Line Items]
Dividends withholding taxes related to distributed earnings		$ 26
NEVADA
Disclosure of major components of tax expense (income) [Line Items]
Net proceeds of minerals tax rate		5.00%
Current net proceeds of minerals tax expense (income)		$ 105	88
Dominican Republic
Disclosure of major components of tax expense (income) [Line Items]
Current net profits interest tax expense (income)		0	110
Tanzania and United States [Member]
Disclosure of major components of tax expense (income) [Line Items]
Dividends withholding taxes related to distributed earnings			36
Non-current assets [Member]
Disclosure of major components of tax expense (income) [Line Items]
Impairment (reversals) charges		312	483
Goodwill
Disclosure of major components of tax expense (income) [Line Items]
Impairment (reversals) charges		$ 0	$ 1,188
Nevada Gold Mines
Disclosure of major components of tax expense (income) [Line Items]
Proportion of ownership interest in subsidiary		61.50%